Summary of Significant Accounting Policies - Recently Adopted Accounting Guidance (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022	Jul. 31, 2021
Goodwill	$ 1,104,332	$ 795,811
Impact of Adoption
Goodwill			$ 123,500